Significant Related Party Transactions (Detail)	12 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended																12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Apr. 30, 2011 Shanghai Jiante Biotechnology Co. Ltd. CNY	Dec. 31, 2012 Shanghai Jiante Biotechnology Co. Ltd. USD ($)	Dec. 31, 2012 Shanghai Jiante Biotechnology Co. Ltd. CNY	Dec. 31, 2011 Shanghai Jiante Biotechnology Co. Ltd. CNY		Aug. 31, 2011 Union Sky Holding Group Limited CNY	Dec. 31, 2011 Union Sky Holding Group Limited CNY		Dec. 31, 2011 Shanghai 51 Network Development Co. Ltd. CNY	Dec. 31, 2012 Beijing Giant Zhengtu Network Technology Co Ltd USD ($)	Dec. 31, 2012 Beijing Giant Zhengtu Network Technology Co Ltd CNY	Dec. 31, 2011 Beijing Giant Zhengtu Network Technology Co Ltd CNY	Dec. 31, 2011 Beijing Giant Zhengtu Network Technology Co Ltd Technical Services CNY	Dec. 31, 2012 Shanghai Juxian Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Juxian Network Technology Co Ltd Technical Services CNY	Dec. 31, 2012 Yangxun Computer Technology USD ($)	Dec. 31, 2012 Yangxun Computer Technology CNY	Dec. 31, 2011 Yangxun Computer Technology CNY	Dec. 31, 2012 Shanghai Tonghua Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Tonghua Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Juxi Network Technology Co Ltd Technical Services USD ($)	Dec. 31, 2012 Shanghai Juxi Network Technology Co Ltd Technical Services CNY	Dec. 31, 2012 Shanghai Tianju Network Technology Co Ltd Technical Services USD ($)	Dec. 31, 2012 Shanghai Tianju Network Technology Co Ltd Technical Services CNY
Related Party Transaction [Line Items]
Other revenue													445,580
Rental fee						(1,926,133)	(12,000,000)	(12,000,000)
Royalty fee charged														(1,097,382)	(6,836,799)	(18,485,392)
Service fee paid														247,700	1,543,198	4,354,136	(7,500,000)				3,039,202						963,066	6,000,000	40,128	250,000
Payment of individual income tax related to the exercise of share options																		(9,407)	(58,609)	(374,213)
Prepayment to related parties					958,800,000			958,800,000	[1]
Repayment from related parties											(958,800,000)	[1]
Interest income from related										21,471,866	21,471,866	[1]
Licensing income	8,376,447	52,186,105	54,537,719	42,666,674																				1,200,000
Marketing expense charged																						(110,274)	(687,020)	(1,080,200)
Loan to Tonghua																									$ 963,066	6,000,000

[1]	In April 2011, the Company made a prepayment to Shanghai Jiante, for a commitment to invest RMB958,800,000 in Sunshine Insurance Group Corporation, Ltd., a privately held insurance company, which was due to investor sentiment, regulatory and other considerations, the Company subsequently unwound in August 2011 by transferring it to Union Sky for the full amount of the prepayment plus accrued interest of RMB21,471,866, which was accrued from April through August 2011. Both these amounts were settled in cash in September, 2011.